Note 18 - Fair Value Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Impaired loans	$ 14,075	$ 12,109
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	1,075	3,072
Other real estate owned		32
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans
Other real estate owned
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans	$ 1,075	3,072
Other real estate owned		$ 32